Reserves (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Reserves

(in thousands)	Note	December 31 2025	December 31 2024

Reserves

Share purchase options	19.1	$24,381	$23,361

Restricted share units	19.2	7,929	8,859

Long-term investment revaluation reserve, net of tax	19.3	144,601	(95,723)

Total reserves		$176,911	$(63,503)

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2025	2024

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$ 108.56	Cdn$59.79

Expected dividend yield	0.92%	1.45%

Expected volatility	30%	30%

Risk-free interest rate	2.89%	4.10%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$23.90	Cdn$13.39

Number of options issued during the period	178,020	305,710

Total fair value of options issued (000’s)	$2,974	$3,022

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at December 31, 2025:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$49.86	160,377	-	160,377	2.2 years

$54.76¹	8,114	-	8,114	2.2 years

$59.31¹	17,903	13,918	31,821	4.2 years

$59.41	137,631	73,368	210,999	4.2 years

$59.79	64,341	140,096	204,437	5.2 years

$60.00	168,000	-	168,000	3.2 years

$60.51¹	16,632	43,026	59,658	5.2 years

$64.36¹	15,650	-	15,650	3.2 years

$104.01¹	-	37,730	37,730	6.2 years

$108.56	-	138,530	138,530	6.2 years

	588,648	446,668	1,035,316	4.3 years

1) US$ share purchase options converted to Cdn$ using the exchange rate of 1.3706, being the Cdn$/US$ exchange rate at December 31, 2025.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2024 to December 31, 2025 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2024	1,270,021	Cdn$48.47

Granted (fair value - $3 million or Cdn$13.39 per option)	305,710	59.79

Exercised	(500,017)	36.18

Forfeited	(4,740)	59.59

At December 31, 2024	1,070,974	Cdn$58.14

Granted (fair value - $3 million or Cdn$23.90 per option)	178,020	108.56

Exercised	(178,489)	56.51

Forfeited	(33,003)	62.34

Expired	(2,186)	49.86

At December 31, 2025	1,035,316	Cdn$66.40

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2024 to December 31, 2025 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2024	316,336	$33.81

Granted (fair value - $4 million)	91,130	44.27

Released	(69,494)	43.36

Forfeited	(1,043)	44.40

At December 31, 2024	336,929	$34.64

Granted (fair value - $4 million)	52,960	75.92

Released	(141,525)	33.58

Forfeited	(6,484)	45.90

At December 31, 2025	241,880	$43.99

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2024 to December 31, 2025 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2024	$(68,099)	$(2,905)	$(71,004)

Unrealized gain (loss) on LTIs 1	4,649	(852)	3,797

Reallocate reserve to retained earnings upon disposal of LTIs 1	(32,225)	3,709	(28,516)

At December 31, 2024	$ (95,675)	$(48)	$ (95,723)

Unrealized gain (loss) on LTIs 1	262,727	(22,403)	240,324

At December 31, 2025	$167,052	$(22,451)	$144,601

1)	LTIs refers to long-term investments in common shares held.